Intangible assets - Summary of key assumptions used for each group of cash generating units (Detail)	Dec. 31, 2022	Dec. 31, 2021
Risk
Disclosure of information for cash-generating units
Pre-tax discount rate	11.20%	9.80%
Nominal long-term market growth rate	4.00%	3.00%
Scientific, technical & medical
Disclosure of information for cash-generating units
Pre-tax discount rate	10.50%	9.10%
Nominal long-term market growth rate	3.00%	3.00%
Legal
Disclosure of information for cash-generating units
Pre-tax discount rate	10.90%	9.90%
Nominal long-term market growth rate	3.00%	2.00%
Exhibitions
Disclosure of information for cash-generating units
Pre-tax discount rate	13.00%	11.70%
Nominal long-term market growth rate	4.00%	3.00%